Retirement And Other Benefit Plans - Changes in Benefit Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plan amendments	$ 11,700
Actuarial loss (gain)	18,400
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	279,964	$ 290,534
Service cost	9,650	10,638	$ 11,523
Interest cost	14,230	13,241	12,727
Plan participants’ contribution	12	12
Plan amendments	(11,671)	99
Actuarial loss (gain)	83,105	(23,442)
Benefits paid	(11,814)	(11,107)
Foreign exchange rate changes	(1,136)	(11)
Benefit obligation at end of year	362,340	279,964	290,534
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	1,119	3,207
Service cost	0	0	0
Interest cost	49	55	148
Plan participants’ contribution	4	19
Plan amendments	0	0
Actuarial loss (gain)	483	(2,055)
Benefits paid	(143)	(107)
Foreign exchange rate changes	0	0
Benefit obligation at end of year	$ 1,512	$ 1,119	$ 3,207